Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liability, revenue recognized	$ 289,728	$ 190,778
Deferred revenue and other contract liabilities	311,543	274,819	$ 190,778
Accounts receivable	7,805	12,398	7,332
Impairment on capitalized costs	0	$ 0	$ 0
Remaining performance obligation	$ 710,176
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation, percentage	45.00%
Disaggregation of Revenue [Line Items]
Remaining performance obligation, timing of satisfaction	12 months